Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Product revenue	$ 37,353	$ 34,581	$ 24,669
Other revenue	10,910	10,998	7,863
Total revenue	48,263	45,579	32,532
Cost of revenue:
Cost of product revenue	24,725	22,574	17,970
Cost of other revenue	2,397	3,022	1,481
Total cost of revenue	27,122	25,596	19,451
Gross profit	21,141	19,983	13,081
Operating expenses:
Research and development	25,202	26,334	25,305
Sales and marketing	8,785	7,126	5,985
General and administrative	6,679	6,267	5,428
Total operating expenses	40,666	39,727	36,718
Operating income (loss)	(19,525)	(19,744)	(23,637)
Financial income (expense):
Interest expense	(4,672)	(3,734)	(1,542)
Interest income	60	48	26
Other financial expense	0	(83)	(145)
Convertible debt amendments	(322)	0	0
Change in the fair value of convertible debt embedded derivative	0	(1,583)	(2,036)
Foreign exchange gain (loss), net	(1,401)	593	249
Profit (Loss) before income taxes	(25,860)	(24,503)	(27,085)
Income tax expense (benefit)	300	284	317
Profit (Loss)	(26,160)	(24,787)	(27,402)
Attributable to:
Shareholders of the parent	(26,160)	(24,787)	(27,402)
Non-controlling interests	$ 0	$ 0	$ 0
Basic earnings (loss) per share (in dollars per share)	$ (0.34)	$ (0.39)	$ (0.46)
Diluted earnings (loss) per share (in dollars per share)	$ (0.34)	$ (0.39)	$ (0.46)
Weighted average number of shares used for computing:
Basic (in shares)	77,668,404	63,805,442	59,144,905
Diluted (in shares)	77,668,404	63,805,442	59,144,905